Segment Results - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Net revenues [Abstract]
Management Fees	€ 580	€ 619	[1]	€ 1,151	€ 1,239	[1]
Performance and transaction fees	57	31	[1]	68	58	[1]
Other	(17)	6	[1]	(10)	41	[1]
Total net revenues	620	656	[1]	1,209	1,338	[1]
Provision for credit losses	0	0	[1]	(1)	0	[1]
Noninterest expenses [Abstract]
Compensation and benefits	234	224	[1]	456	453	[1]
General and administrative expenses	241	229	[1]	454	421	[1]
Impairment of goodwill and other intangible assets	0	0	[1]	0	0	[1]
Restructuring activities	0	0	[1]	0	0	[1]
Total noninterest expenses	474	453	[1]	910	875	[1]
Noncontrolling interests	43	46	[1]	82	101	[1]
Profit (loss) before tax	103	157	[1]	218	362	[1]
Total assets	10,000	11,000	[1]	10,000	11,000	[1]
Risk-weighted assets (RWA)	14,000	13,000		14,000	13,000
of which, operational risk RWA	3,000	3,000		3,000	3,000
Leverage exposure	9,000	9,000		9,000	9,000
Assets under Management	859,000	833,000	[1]	859,000	833,000	[1]
Net flows	€ 9,000	€ (25,000)	[1]	€ 15,000	€ (26,000)	[1]
Cost Income Ratio	76.50%	69.10%		75.30%	65.40%
Post tax return on average shareholders equity	5.30%	8.10%		5.60%	9.50%
Post tax return on average tangible shareholders equity	12.50%	18.60%		13.00%	22.00%

[1]	Prior year’s comparatives aligned to presentation in the current year